Time Deposits (Details) - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Time Deposit [Abstract]
Time deposits 100000 or more	$ 348,564	$ 383,662	$ 237,000
Time deposits 250000 or more	83,400	117,400	57,600
Scheduled maturities of time deposits
2017		693,702
2018		56,084
2019		11,937
2020		8,515
2021		6,278
Total	$ 726,493	$ 776,516	$ 559,945